Consolidated Companies and Business Acquired and Divested - Goodwill recognised (Details) - EUR (€) € in Millions	Jun. 30, 2018	Mar. 13, 2018
Disclosure of detailed information about business combination [line items]
Goodwill recognised	€ 202
Payvision Holding BV [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration		€ 260
Net identifiable assets acquired		72
Goodwill recognised		€ 188